Business Segment And Geographic Information (Schedule Of Sales And Operating Revenue) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segment Reporting Information [Line Items]
Revenues	¥ 10,507,362		¥ 10,305,003		¥ 10,181,376
Regional Communications Business
Segment Reporting Information [Line Items]
Revenues	3,764,771		4,027,208		3,964,343
Regional Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	3,306,656		3,529,551		3,449,437
Regional Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	458,115		497,657		514,906
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Revenues	1,678,656	[1]	1,332,652	[1]	1,259,642	[1]
Long Distance And International Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	1,573,150	[1]	1,223,429	[1]	1,145,949	[1]
Long Distance And International Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	105,506	[1]	109,223	[1]	113,693	[1]
Mobile Communications Business
Segment Reporting Information [Line Items]
Revenues	4,240,003		4,224,273		4,284,404
Mobile Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	4,211,099		4,191,795		4,243,432
Mobile Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	28,904		32,478		40,972
Data Communications Business
Segment Reporting Information [Line Items]
Revenues	1,251,810		1,163,188		1,132,513
Data Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	1,108,212		1,031,107		1,007,274
Data Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	143,598		132,081		125,239
Other Business Segment
Segment Reporting Information [Line Items]
Revenues	1,089,039		1,120,267		1,132,616
Other Business Segment | External Customers
Segment Reporting Information [Line Items]
Revenues	308,245		329,121		335,284
Other Business Segment | Intersegment
Segment Reporting Information [Line Items]
Revenues	780,794		791,146		797,332
Elimination
Segment Reporting Information [Line Items]
Revenues	¥ (1,516,917)		¥ (1,562,585)		¥ (1,592,142)

[1]	The operating revenues (External customer and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2011 and 2012 includes Dimension Data's operating revenues of ¥78,461 million and ¥465,729 million, respectively.